Trade accounts payable - Athena SpinCo Inc	2 Months Ended
Dec. 31, 2018
Athena SpinCo Inc
Trade Accounts Payable [Line Items]
Trade accounts payable	3. Trade accounts payable As of December 31, 2018 the amount of $3,250 represents Athena’s incorporation fees.